Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0000931148
Registrant Name	GRAFTECH INTERNATIONAL LTD
Registration File Number	333-296171
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES